SCHEDULE OF FINANCIAL INFORMATION CONCERNING GEOGRAPHIC SEGMENTS (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 13,739,958	$ 106,909,244	$ 87,679,104	$ 83,996,443
Western Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	4,094,709	31,860,524	55,421,000	51,550,492
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	5,818,298	45,271,596	23,930,354	31,488,475
Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	234	1,822	5,569	103,868
East Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 3,826,717	$ 29,775,302	$ 8,322,181	$ 853,608